Net Income (Loss) Per Share	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Cypress Holdings Inc And Subsidiaries [Member]
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Net Income (Loss) Per Share
23.	NET INCOME (LOSS) PER SHARE
The Company calculates basic earnings per share by dividing the net income (loss) by the weighted average number of shares of common stock outstanding for the period. The diluted earnings per share is computed by assuming the exercise, settlement and vesting of all potential dilutive common stock equivalents outstanding for the period using the treasury stock method. We exclude common stock equivalent shares from the calculation if their effect is anti-dilutive. In a period where the Company is in a net loss position, the diluted loss per share is calculated using the basic share count.
The following table sets forth a reconciliation of the numerator and denominator used to compute basic earnings per share of common stock (in thousands, except for share and per share data).

	For the Three Months Ended June 30,		For the Six Months Ended June 30,
	2021	2020	2021	2020
Numerator
Net income (loss)	$3,816	$(1,961)	$(1,268)	$(27,213)

Denominator
Weighted average shares of common stock - basic	1,484,156	1,480,262	1,483,634	1,479,918
Dilutive effect of stock options	53,611	—	—	—

Weighted average shares of common stock - diluted	1,537,767	1,480,262	1,483,634	1,479,918

Net income (loss) per share:
Basic	$2.57	$(1.32)	$(0.85)	$(18.39)
Diluted	$2.48	$(1.32)	$(0.85)	$(18.39)
No common stock equivalent shares were excluded from the computation of diluted per share amounts for the three months ended June 30, 2021. Common stock equivalent shares of approximately 18,081 were excluded from the computation of diluted per share amounts for the three months ended June 30, 2020, because their effect was anti-dilutive.
Common stock equivalent shares of approximately 53,402 and 17,795 were excluded from the computation of diluted per share amounts for the six months ended June 30, 2021 and 2020, respectively, because their effect was anti-dilutive.

21.	NET LOSS PER SHARE
The Company calculates basic earnings per share by dividing the net income (loss) by the weighted average number of shares of common stock outstanding for the period. The diluted earnings per share is computed by assuming the exercise, settlement and vesting of all potential dilutive common stock equivalents outstanding for the period using the treasury stock method. We exclude common stock equivalent shares from the calculation if their effect is anti-dilutive. In a period where the Company is in a net loss position, the diluted loss per share is calculated using the basic share count.
The following table sets forth a reconciliation of the numerator and denominator used to compute basic earnings per share of common stock (in thousands, except for share and per share data).

	Year ended December 31,
	2020	2019	2018
Numerator
Net loss	$(16,876)	$(210,340)	$(55,031)

Denominator
Weighted average shares of common stock - basic and diluted	1,480,296	1,478,350	1,478,373
Net loss per share - basic and diluted	$(11.40)	$(142.28)	$(37.22)
Common stock equivalent shares of approximately 45,905, 15,646 and 26 were excluded from the computation of diluted per share amounts for the years ended December 31, 2020, 2019 and 2018, respectively, because their effect was anti-dilutive.